UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22118

Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

Harborside Financial Center, Plaza 10, Suite 800, Jersey City, NJ 07311

(Address of principal executive offices) Zip code)

Dreman Value Management, LLC Harborside Financial Center Plaza 10 Suite 800 Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 952-6667

Date of fiscal year end: 10/31

Date of reporting period: 4/30/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report April 30, 2011

Dreman Contrarian Funds

Dreman High Opportunity Fund

Dreman Contrarian Mid Cap Value Fund

Dreman Contrarian Small Cap Value Fund

Dreman Market Over-Reaction Fund

Dreman Contrarian International Value Fund

Dreman Contrarian Value Equity Fund

Fund Advisor:

Dreman Value Management, LLC

Harborside Financial Center Plaza 10

Suite 800 Jersey City, NJ 07311

Toll Free: (800) 247-1014

Fund Holdings (Unaudited)

1	As a percent of net assets.

2	Companies consisting of market capitalizations similar to those included in the S&P 500® Index.

Under normal circumstances, the Dreman High Opportunity Fund (“High Opportunity Fund”) will invest at least 80% of its net assets in equity securities of large capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500® Index. As of the prospectus dated February 28, 2011, the market capitalization of companies included in the S&P 500® Index ranged from $1.6 billion to $364 billion.

1	As a percent of net assets.

2	Companies consisting of market capitalizations ranging from $250 million to $18.9 billion.

3	Companies consisting of market capitalizations not ranging from $250 million to $18.9 billion.

Under normal circumstances, the Dreman Contrarian Mid Cap Value Fund (“Mid Cap Value Fund”) will invest at least 80% of its net assets in equity securities of mid-capitalization companies which the Advisor defines as companies that are similar in market capitalization to that of the Russell Midcap® Value Index. As of the prospectus dated February 28, 2011, the market capitalizations included in the Russell Midcap® Value Index ranged from $250 million to $18.9 billion.

Semi-Annual Report

Fund Holdings (Unaudited) (Continued)

1	As a percent of net assets.

2	Companies consisting of market capitalizations similar to those included in the Russell 2000® Value Index.

Under normal circumstances, the Dreman Contrarian Small Cap Value Fund (“Small Cap Value Fund”) will invest at least 80% of its net assets in equity securities of small capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the Russell 2000® Value Index. As of the prospectus dated February 28, 2011, the market capitalizations included in the Russell 2000® Value Index ranged from $42 million to $4.1 billion.

1	As a percent of net assets.

2	Companies consisting of market capitalizations similar to those listed in the S&P 500® Index.

Under normal circumstances, the Dreman Market Over-Reaction Fund (“Market Over-Reaction Fund”) will invest at least 80% of its net assets in equity securities of large capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500® Index. As of the prospectus dated February 28, 2011, the market capitalization of companies included in the S&P 500® Index ranged from $1.6 billion to $364 billion.

Semi-Annual Report

1	As a percent of net assets.

Under normal circumstances, the Dreman Contrarian International Value Fund (the “International Value Fund”) will invest at least 80% of its assets in the equity securities of issuers that are located outside of the U.S., or which derive a significant portion of their business or profits from outside the U.S.

1	As a percent of net assets.

2	Companies consisting of market capitalizations similar to those listed in the Russell 3000® Index.

Under normal circumstances, the Dreman Contrarian Value Equity Fund (“Value Equity Fund”) will invest at least 80% of its net assets in equity securities of all capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the Russell 3000 Index. As of the prospectus dated April 11, 2011, the market capitalization of companies included in the Russell 3000® Index ranged from $10 million to $370 billion.

Semi-Annual Report

Shareholder Expense Examples (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples for the Funds are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2010 to April 30, 2011.

Actual Expenses—The “Actual” lines of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The “Hypothetical” lines of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the ”Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, November 1, 2010	Ending Account Value, April 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio

Dreman High Opportunity Fund
Class A Shares	Actual	$1,000.00	$1,214.01	$5.22	0.95%
	Hypothetical (2)	$1,000.00	$1,020.08	$4.76	0.95%
Class C Shares	Actual	$1,000.00	$1,209.60	$9.33	1.70%
	Hypothetical (2)	$1,000.00	$1,016.35	$8.51	1.70%
Institutional Shares	Actual	$1,000.00	$1,216.47	$3.85	0.70%
	Hypothetical (2)	$1,000.00	$1,021.32	$3.51	0.70%
Dreman Contrarian Mid Cap Value Fund
Class A Shares	Actual	$1,000.00	$1,208.21	$6.84	1.25%
	Hypothetical (2)	$1,000.00	$1,018.60	$6.26	1.25%
Class C Shares	Actual	$1,000.00	$1,206.02	$10.94	2.00%
	Hypothetical (2)	$1,000.00	$1,014.88	$9.99	2.00%
Institutional Shares	Actual	$1,000.00	$1,209.66	$5.48	1.00%
	Hypothetical (2)	$1,000.00	$1,019.84	$5.01	1.00%
Dreman Contrarian Small Cap Value Fund
Class A Shares	Actual	$1,000.00	$1,188.75	$6.78	1.25%
	Hypothetical (2)	$1,000.00	$1,018.60	$6.26	1.25%
Retail Shares	Actual	$1,000.00	$1,188.13	$6.78	1.25%
	Hypothetical (2)	$1,000.00	$1,018.60	$6.25	1.25%
Institutional Shares	Actual	$1,000.00	$1,188.83	$5.43	1.00%
	Hypothetical (2)	$1,000.00	$1,019.83	$5.01	1.00%

Semi-Annual Report

		Beginning Account Value, November 1, 2010	Ending Account Value, April 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio
Dreman Market Over-Reaction Fund
Class A Shares	Actual	$1,000.00	$1,125.88	$5.80	1.10%
	Hypothetical (2)	$1,000.00	$1,019.34	$5.51	1.10%
Class C Shares	Actual	$1,000.00	$1,125.33	$9.75	1.85%
	Hypothetical (2)	$1,000.00	$1,015.62	$9.25	1.85%
Institutional Shares	Actual	$1,000.00	$1,128.27	$4.49	0.85%
	Hypothetical (2)	$1,000.00	$1,020.58	$4.26	0.85%
Dreman Contrarian International Value Fund
Class A Shares	Actual*	$1,000.00	$1,024.03	$0.28	1.65%
	Hypothetical (2)	$1,000.00	$1,000.55	$0.27	1.65%
Class C Shares	Actual*	$1,000.00	$1,024.03	$0.40	2.40%
	Hypothetical (2)	$1,000.00	$1,000.43	$0.39	2.40%
Institutional Shares^	Actual	$1,000.00	$1,173.76	$8.84	1.64%
	Hypothetical (2)	$1,000.00	$1,016.66	$8.20	1.64%
Dreman Contrarian Value Equity Fund
Class A Shares	Actual*	$1,000.00	$1,018.00	$0.20	1.20%
	Hypothetical (2)	$1,000.00	$1,000.62	$0.20	1.20%
Class C Shares	Actual*	$1,000.00	$1,018.00	$0.32	1.95%
	Hypothetical (2)	$1,000.00	$1,000.50	$0.32	1.95%
Institutional Shares	Actual*	$1,000.00	$1,018.00	$0.16	0.95%
	Hypothetical (2)	$1,000.00	$1,000.67	$0.16	0.95%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning November 1, 2010 through April 30, 2011. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2)	Hypothetical assumes 5% annual return before expenses.
*	Information shown reflects values using the expense ratio for the period from April 25, 2011 (date of commencement of operations) to April 30, 2011.
^	Formerly Retail Class (See Note 1 in the Notes to the Financial Statements).

Semi-Annual Report

Dreman High Opportunity Fund	April 30, 2011

Portfolio of Investments	(unaudited)

Shares		Value

Common Stocks — 99.6%
Consumer Discretionary — 8.7%
73,300	Best Buy Co., Inc.	$2,288,426
50,200	Carnival Corp.	1,911,114
128,050	Lowe’s Companies, Inc.	3,361,312
167,815	Staples, Inc.	3,547,609
		11,108,461
Consumer Staples — 6.5%
234,665	Altria Group, Inc.	6,298,409
29,247	Philip Morris International, Inc.	2,030,912
		8,329,321
Energy — 31.4%
85,245	Anadarko Petroleum Corp.	6,729,240
45,640	Apache Corp.	6,087,007
42,715	BP PLC (a)	1,970,870
208,115	Chesapeake Energy Corp.	7,007,232
78,315	ConocoPhillips	6,181,403
69,340	Devon Energy Corp.	6,309,940
41,090	EnCana Corp.	1,377,337
26,255	Occidental Petroleum Corp.	3,000,684
48,290	Valero Energy Corp.	1,366,607
		40,030,320
Financials — 20.4%
65,855	American Express Co.	3,232,163
271,447	Bank of America Corp.	3,333,369
140,870	Fifth Third Bancorp	1,869,345
77,295	Hartford Financial Services Group, Inc./The	2,239,236
103,165	JPMorgan Chase & Co.	4,707,419
155,365	KeyCorp	1,347,015
56,279	PNC Financial Services Group, Inc.	3,508,433
50,915	U.S. Bancorp	1,314,625
153,266	Wells Fargo & Co.	4,461,573
		26,013,178
Health Care — 9.3%
61,505	Aetna, Inc.	2,545,077
30,180	AstraZeneca PLC (a)	1,503,869
20,405	Eli Lilly & Co.	755,189
169,877	Pfizer, Inc.	3,560,622
69,175	UnitedHealth Group, Inc.	3,405,485
		11,770,242
Industrials — 15.3%
16,056	3M Co.	1,560,804
84,225	Eaton Corp.	4,508,564
30,775	Emerson Electric Co.	1,869,889
25,564	FedEx Corp.	2,445,708
194,820	General Electric Co.	3,984,069
4,047	Huntington Ingalls Industries, Inc. (b)	161,880
24,160	Northrop Grumman Corp.	1,536,818
37,695	United Technologies Corp.	3,376,718
		19,444,450

Shares		Value

Common Stocks — (Continued)
Information Technology — 3.0%
79,855	Cisco Systems, Inc.	$1,402,254
55,000	Intel Corp.	1,275,450
41,550	Microsoft Corp.	1,081,131
		3,758,835
Materials — 5.0%
63,210	BHP Billiton Ltd. (a)	6,399,380
Total Common Stocks (Cost $101,744,277)		126,854,187
Mutual Funds — 0.2%
Exchange Traded Funds — 0.2%
14,870	Financial Select Sector SPDR Fund	243,422
Total Mutual Funds (Cost $178,316)		243,422
Cash Equivalents — 0.4%
482,299	Huntington Money Market Fund - Trust Shares, 0.010% (c) (d)	482,299
Total Cash Equivalents (Cost $482,299)		482,299
Total Investments (Cost $102,404,892) — 100.2%		127,579,908
Liabilities in Excess of Other Assets — (0.2)%		(209,288)
Net Assets — 100.0%		$127,370,620
(a)	American Depositary Receipt.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day yield as of April 30, 2011.

(d)	Investment in affiliate.

PLC — Public Liability Co.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian Mid Cap Value Fund	April 30, 2011

Portfolio of Investments	(unaudited)

Shares		Value

Common Stocks — 94.6%
Consumer Discretionary — 8.4%
545	Best Buy Co., Inc.	$17,015
460	Big Lots, Inc. (a)	18,911
820	Gap, Inc./The	19,057
740	Mattel, Inc.	19,773
930	Staples, Inc.	19,660
190	Whirlpool Corp.	16,374
		110,790
Consumer Staples — 7.2%
1,400	Dean Foods Co. (a)	15,666
235	Energizer Holdings, Inc. (a)	17,750
210	Lorillard, Inc.	22,365
400	Molson Coors Brewing Co., Class B	19,500
1,665	SUPERVALU, Inc.	18,748
		94,029
Energy — 9.5%
520	Arch Coal, Inc.	17,836
513	Chesapeake Energy Corp.	17,273
350	Ensco PLC (b)	20,867
510	McDermott International, Inc. (a)	11,776
765	Nexen, Inc.	20,219
230	Transocean, Ltd. (a)	16,733
400	Ultra Petroleum Corp. (a)	20,316
		125,020
Financials — 17.0%
535	Allstate Corp./The	18,104
293	Ameriprise Financial, Inc.	18,184
1,560	Apollo Investment Corp.	18,486
506	Axis Capital Holdings, Ltd.	17,892
515	Comerica, Inc.	19,534
862	Discover Financial Services	21,412
668	Federated Investors, Inc., Class B	17,221
1,460	Fifth Third Bancorp	19,374
684	Hartford Financial Services Group, Inc./The	19,815
585	HCC Insurance Holdings, Inc.	19,036
1,755	Hudson City Bancorp, Inc.	16,725
605	SunTrust Banks, Inc.	17,055
		222,838
Health Care — 9.0%
180	Biogen Idec, Inc. (a)	17,523
450	CIGNA Corp.	21,073
520	Forest Laboratories, Inc. (a)	17,243
355	Kinetic Concepts, Inc. (a)	20,956
625	Omnicare, Inc.	19,638
335	Zimmer Holdings, Inc. (a)	21,859
		118,292
Industrials — 11.5%
433	General Cable Corp. (a)	21,000
1	Huntington Ingalls Industries, Inc. (a)	40
240	L-3 Communications Holdings, Inc.	19,246
280	Norfolk Southern Corp.	20,910
240	Northrop Grumman Corp.	15,266
570	Oshkosh Corp. (a)	18,046
750	Pitney Bowes, Inc.	18,420
1,000	R.R. Donnelley & Sons Co.	18,860
420	URS Corp. (a)	18,795
		150,583

Shares		Value

Common Stocks — (Continued)
Information Technology — 14.3%
485	Arrow Electronics, Inc. (a)	$22,111
380	Computer Sciences Corp.	19,372
310	Fiserv, Inc. (a)	19,006
390	Harris Corp.	20,721
496	Lexmark International, Inc. (a)	15,996
540	National Semiconductor Corp.	13,025
1,013	NCR Corp. (a)	20,068
1,031	Symantec Corp. (a)	20,259
657	Synopsys, Inc. (a)	17,995
867	Western Union Co.	18,424
		186,977
Materials — 5.5%
197	Agrium, Inc.	17,815
360	Nucor Corp.	16,906
605	Owens-Illinois, Inc. (a)	17,950
1,535	Yamana Gold, Inc.	19,510
		72,181
Real Estate Investment Trusts — 6.1%
1,385	Duke Realty Corp.	21,121
795	Hospitality Properties Trust	19,199
570	Mack-Cali Realty Corp.	20,132
835	Senior Housing Properties Trust	19,806
		80,258
Utilities — 6.1%
675	Ameren Corp.	19,784
535	American Electric Power Company, Inc.	19,517
700	DPL, Inc.	21,203
735	PPL Corp.	20,161
		80,665
Total Common Stocks (Cost $1,081,649)		1,241,633
Escrow Rights — 0.0%
15,000	Southern Energy Escrow Rights (a) (c)	—
Total Escrow Rights (Cost $0)		—
Cash Equivalents — 3.5%
45,534	Huntington Money Market Fund - Trust Shares, 0.010% (d) (e)	45,534
Total Cash Equivalents (Cost $45,534)		45,534
Total Investments (Cost $1,127,183) — 98.1%		1,287,167
Other Assets in Excess of Liabilities — 1.9%		24,992
Net Assets — 100.0%		$1,312,159

(a)	Non-income producing security.

(b)	American Depositary Receipt.

(c)	Escrow rights issued in conjunction with bond organization. There is no market for these rights, therefore, these rights are considered to be illiquid and are valued according to the fair value procedures approved by the Trust.

(d)	Rate disclosed is the seven day yield as of April 30, 2011.

(e)	Investment in affiliate.

PLC	— Public Liability Co.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian Small Cap Value Fund	April 30, 2011

Portfolio of Investments	(unaudited)

Shares		Value

Common Stocks — 97.7%
Consumer Discretionary — 14.8%
56,550	Aaron’s, Inc.	$1,628,074
97,325	American Axle & Manufacturing Holdings, Inc. (a)	1,245,760
60,725	Brinker International, Inc.	1,462,865
50,276	Collective Brands, Inc. (a)	1,055,796
55,700	Cooper Tire & Rubber Co.	1,502,786
28,125	Hanesbrands, Inc. (a)	914,344
46,425	Helen of Troy, Ltd. (a)	1,444,746
42,350	International Speedway Corp. - Class A	1,295,910
61,365	Jakks Pacific, Inc. (a)	1,291,120
37,640	Jarden Corp.	1,369,720
48,701	Jones Group, Inc./The	663,795
26,807	Life Time Fitness, Inc. (a)	1,048,690
38,725	Meredith Corp.	1,294,189
25,118	Nutrisystem, Inc.	377,775
38,975	Regis Corp.	662,575
132,842	Sonic Corp. (a)	1,490,487
35,950	Wolverine World Wide, Inc.	1,426,496
		20,175,128
Consumer Staples — 3.5%
56,719	Central European Distribution Corp. (CEDC) (a)	670,419
21,553	Chiquita Brands International, Inc. (a)	343,124
26,675	Corn Products International, Inc.	1,469,792
30,175	Nash Finch Co.	1,123,114
26,933	Universal Corp.	1,168,354
		4,774,803
Energy — 7.4%
33,660	Atwood Oceanics, Inc. (a)	1,512,344
210,550	Cal Dive International, Inc. (a)	1,654,923
21,850	Contango Oil & Gas Co. (a)	1,352,952
58,085	James River Coal Co. (a)	1,354,542
34,500	Superior Energy Services, Inc. (a)	1,325,490
55,249	Tesoro Corp. (a)	1,498,353
51,259	W&T Offshore, Inc.	1,374,254
		10,072,858
Financials — 13.9%
20,011	Allied World Assurance Co. Holdings, Ltd.	1,300,115
115,950	Apollo Investment Corp.	1,374,007
13,443	Argo Group International Holdings, Ltd.	422,245
39,600	Aspen Insurance Holdings, Ltd.	1,131,372
83,215	BancorpSouth, Inc.	1,127,563
27,950	Bank of Hawaii Corp.	1,363,680
64,374	FirstMerit Corp.	1,124,614
125,025	Fulton Financial Corp.	1,460,292
29,225	Hancock Holding Co.	954,489
25,825	Hanover Insurance Group, Inc.	1,090,332
108,536	Medical Properties Trust, Inc.	1,339,334
26,325	Platinum Underwriters Holdings, Ltd.	995,348
10,317	Prosperity Bancshares, Inc.	473,034
45,358	Protective Life Corp.	1,220,584
35,100	Waddell & Reed Financial, Inc. Class A	1,439,451
74,675	Washington Federal, Inc.	1,201,521
29,181	Wintrust Financial Corp.	983,108
		19,001,089

Shares		Value

Common Stocks — (Continued)
Health Care — 10.1%
32,578	Alere, Inc. (a)	$1,209,947
38,500	Amedisys, Inc. (a)	1,282,820
50,450	Amsurg Corp. (a)	1,355,087
37,150	Charles River Laboratories International, Inc. (a)	1,567,358
34,450	Healthspring, Inc. (a)	1,429,330
35,270	LifePoint Hospitals, Inc. (a)	1,467,585
19,350	Mednax, Inc. (a)	1,372,302
39,725	Owens & Minor, Inc.	1,368,526
36,025	STERIS Corp.	1,298,341
22,975	Teleflex, Inc.	1,447,655
		13,798,951
Industrials — 16.4%
112,331	Aircastle Ltd.	1,399,644
16,975	Alliant Techsystems, Inc.	1,199,284
13,645	Ameron International Corp.	959,789
60,675	Barnes Group, Inc.	1,501,099
66,857	Briggs & Stratton Corp.	1,577,157
46,800	Brink’s Co./The	1,544,868
36,047	Curtiss-Wright Corp.	1,198,563
109,725	Diana Shipping, Inc. (a)	1,235,503
42,400	EMCOR Group, Inc. (a)	1,313,128
39,975	EnerSys (a)	1,514,653
18,525	Esterline Technologies Corp. (a)	1,330,095
41,600	GATX Corp.	1,758,432
34,450	General Cable Corp. (a)	1,670,825
52,344	Geo Group, Inc./The (a)	1,396,538
24,025	Ryder System, Inc.	1,285,337
57,484	Tutor Perini Corp.	1,532,523
		22,417,438
Information Technology — 12.2%
178,400	Amkor Technology, Inc. (a)	1,195,280
97,140	Arris Group, Inc. (a)	1,165,680
23,625	CACI International, Inc. - Class A (a)	1,443,724
26,900	DST Systems, Inc.	1,326,439
141,375	Earthlink, Inc.	1,162,102
44,335	JDA Software Group, Inc. (a)	1,452,858
30,200	Lexmark International, Inc. (a)	973,950
54,175	Microsemi Corp. (a)	1,278,530
75,818	NCR Corp. (a)	1,501,955
1,052	Net 1 UEPS Technologies, Inc. (a)	8,816
35,800	Plantronics, Inc.	1,327,106
165,875	PMC - Sierra, Inc. (a)	1,330,317
70,474	QLogic Corp. (a)	1,267,123
39,025	Synaptics, Inc. (a)	1,109,091
5,732	Websense, Inc. (a)	147,828
		16,690,799
Materials — 6.5%
159,533	Gammon Gold, Inc. (a)	1,740,505
49,736	Minefinders Corp., Ltd. (a)	833,575
126,088	New Gold, Inc. (a)	1,412,186
34,000	OM Group, Inc. (a)	1,232,160
22,225	Scotts Miracle-Gro Co. - Class A	1,255,046
99,975	Thompson Creek Metals Co., Inc. (a)	1,232,692
56,064	Worthington Industries, Inc.	1,209,300
		8,915,464

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian Small Cap Value Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Real Estate Investment Trusts — 6.9%
158,575	Anworth Mortgage Asset Corp.	$1,138,568
108,625	Brandywine Realty Trust	1,379,537
75,775	CBL & Associates Properties, Inc.	1,407,142
48,112	CommonWealth REIT	1,317,788
53,400	Hospitality Properties Trust	1,289,610
61,725	Omega Healthcare Investors, Inc.	1,417,206
90,425	Pennsylvania Real Estate Investment Trust	1,427,811
		9,377,662
Utilities — 6.0%
35,200	Allete, Inc.	1,425,248
31,250	IDACORP, Inc.	1,225,312
89,100	NV Energy, Inc.	1,353,429
58,241	Portland General Electric Co.	1,453,695
70,400	TECO Energy, Inc.	1,356,608
45,400	Vectren Corp.	1,297,532
		8,111,824
Total Common Stocks (Cost $104,740,617)		133,336,016

Shares		Value

Cash Equivalents — 2.4%
3,277,965	Huntington Money Market Fund - Trust Shares, 0.010% (b) (c)	$3,277,965
Total Cash Equivalents (Cost $3,277,965)		3,277,965
Total Investments (Cost $108,018,582) — 100.1%		136,613,981
Liabilities in Excess of Other Assets — (0.1)%		(172,125)
Net Assets — 100.0%		$136,441,856
(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of April 30, 2011.

(c)	Investment in affiliate.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Market Over-Reaction Fund	April 30, 2011

Portfolio of Investments	(unaudited)

Shares		Value

Common Stocks — 99.6%
Consumer Discretionary — 2.5%
2,394	Best Buy Co., Inc.	$74,741
4,917	Ford Motor Co. (a)	76,066
2,157	Honda Motor Co., Ltd. (b)	82,721
		233,528
Consumer Staples — 1.1%
2,752	Archer-Daniels-Midland Co.	101,879
Energy — 11.9%
1,894	BP PLC (b)	87,389
3,530	Chesapeake Energy Corp.	118,855
934	Chevron Texaco Corp.	102,217
910	China Petroleum & Chemical Corp. (b)	91,701
1,271	ConocoPhillips	100,320
1,923	Eni S.p.A. (b)	103,342
6,498	Gazprom (b)	110,856
1,446	Lukoil (b)	100,786
2,467	Petroleo Brasileiro S.A. (b)	92,093
1,565	Total SA (b)	100,520
1,189	Transocean, Ltd. (a)	86,500
		1,094,579
Financials — 28.5%
1,354	ACE, Ltd.	91,057
13,864	Aegon N.V. (a) (c)	110,357
1,482	Aflac, Inc.	83,274
6,967	Allianz SE (b)	109,730
2,660	Allstate Corp./The	90,014
8,247	Banco Bilbao Vizcaya Argentaria, SA (b)	105,644
6,351	Banco Santander Brasil SA (b)	73,735
7,825	Banco Santander SA (b)	97,030
2,508	BNP Paribas (b)	99,568
2,030	Capital One Financial Corp.	111,102
1,396	Chubb Corp./The	91,005
2,125	Credit Suisse Group AG (b)	96,666
1,879	DBS Group Holdings, Ltd. (b)	91,958
1,591	Deutsche Bank AG	103,924
505	Goldman Sachs Group, Inc./The	76,260
3,177	Hartford Financial Services Group, Inc./The	92,038
2,081	JPMorgan Chase & Co.	94,956
2,147	Loews Corp.	95,026
1,894	MetLife, Inc.	88,620
22,827	Mizuho Financial Group, Inc. (b)	72,818
1,409	PNC Financial Services Group, Inc.	87,837
1,439	Prudential Financial, Inc.	91,261
928	Shinhan Financial Group Co., Ltd. (b)	90,035
7,637	Societe Generale (b)	102,183
1,500	Travelers Cos., Inc./The	94,920
5,161	UBS AG (a) (d)	103,220
3,044	United Overseas Bank, Ltd. (b)	98,139
2,197	Woori Finance Holdings Co., Ltd. (b)	89,044
		2,631,421
Health Care — 15.8%
2,747	Aetna, Inc.	113,671
1,454	Amgen, Inc. (a)	82,660
1,789	AstraZeneca PLC (b)	89,146

Shares		Value

Common Stocks — (Continued)
Health Care — (Continued)
2,271	CIGNA Corp.	$106,351
2,359	Eli Lilly & Co.	87,307
2,482	Forest Laboratories, Inc. (a)	82,303
2,205	Gilead Sciences, Inc. (a)	85,642
1,499	Humana, Inc. (a)	114,104
2,220	Medtronic, Inc.	92,685
2,279	Merck & Co., Inc.	81,930
4,791	Pfizer, Inc.	100,419
2,320	Roche Holding AG (b)	94,030
2,568	Sanofi-Aventis (b)	101,487
2,336	UnitedHealth Group, Inc.	115,001
1,477	WellPoint, Inc.	113,419
		1,460,155
Industrials — 5.6%
6,556	Delta Air Lines, Inc. (a)	68,051
1,181	General Dynamics Corp.	86,000
213	Huntington Ingalls Industries, Inc. (a)	8,520
1,184	Lockheed Martin Corp.	93,832
261	Mitsui & Co., Ltd. (b)	92,720
1,283	Northrop Grumman Corp.	81,612
1,838	Raytheon Co.	89,235
		519,970
Information Technology — 9.3%
4,405	Corning, Inc.	92,241
6,197	Dell, Inc. (a)	96,116
1,968	Hewlett-Packard Co.	79,448
1,692	Hitachi, Ltd. (b)	92,146
3,881	Intel Corp.	90,000
4,749	LG Display Co., Ltd. (b)	84,627
4,377	Marvell Technology Group, Ltd. (a)	67,537
9,000	Micron Technology, Inc. (a)	101,610
1,369	Research In Motion Ltd. (a)	66,602
1,688	SanDisk Corp (a)	82,948
		853,275
Materials — 1.9%
5,076	Cia Siderurgica Nacional SA (b)	80,861
805	POSCO (b)	88,792
		169,653
Real Estate Investment Trusts — 0.9%
4,591	Annaly Capital Management, Inc.	81,903
Telecommunication Services — 12.8%
2,914	BT Group PLC (b)	96,337
1,691	China Mobile Ltd. (b)	77,938
6,436	Deutsche Telekom AG (b)	106,838
3,909	France Telecom SA (b)	91,627
5,754	Koninklijke (Royal) KPN NV (b)	91,604
4,045	Mobile Telesystems (b)	85,552
1,474	Philippine Long Distance Telephone Co. (b)	85,477
6,381	Portugal Telecom SGPS SA (b)	78,423
4,403	SK Telecom Co., Ltd. (b)	83,569
6,563	Telecom Italia S.p.A. (b)	98,642
3,663	Telefonica SA (b)	98,755

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Market Over-Reaction Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Telecommunication Services — (Continued)
1,785	Telenor ASA (b)	$92,552
3,121	Vodafone Group PLC (b)	90,884
		1,178,198
Utilities — 9.3%
2,316	American Electric Power Company, Inc.	84,488
6,332	Centrais Eletricas Brasileiras SA (Eletrobras) (b)	93,840
2,155	Edison International	84,627
1,449	Empresa Nacional de Electricidad SA (Endesa-Chile) (b)	81,695
1,179	Entergy Corp.	82,200
2,016	Exelon Corp.	84,974
2,291	FirstEnergy Corp.	91,548
3,194	PPL Corp.	87,611
2,606	Public Service Enterprise Group, Inc.	83,835
1,271	RWE AG (b)	82,818
		857,636
Total Common Stocks (Cost $7,770,290)		9,182,197

Shares		Value

Cash Equivalents — 0.2%
17,794	Huntington Money Market Fund - Trust Shares, 0.010% (e) (f)	$17,794
Total Cash Equivalents (Cost $17,794)		17,794
Total Investments (Cost $7,788,084) — 99.8%		9,199,991
Other Assets in Excess of Liabilities — 0.2%		22,719
Net Assets — 100.0%		$9,222,710
(a)	Non-income producing security.

(b)	American Depositary Receipt.

(c)	New York Registry.

(d)	Global Registered Shares.

(e)	Rate disclosed is the seven day yield as of April 30, 2011.

(f)	Investment in affiliate.

PLC — Public Liability Co.

Diversification of Assets

Country	Percentage
Bermuda	0.7%
Brazil	3.7%
Canada	0.7%
Chile	0.9%
China	1.0%
France	5.4%
Germany	4.4%
Hong Kong	0.8%
Italy	2.2%
Japan	3.7%
Netherlands	2.2%
Norway	1.0%
Phillippines	0.9%
Portugal	0.9%
Republic of South Korea	4.7%
Russian Federation	3.2%
Singapore	2.1%
Spain	3.3%
Switzerland	5.1%
United Kingdom	3.9%
United States	48.8%
Total	99.6%
Cash Equivalents	0.2%
Other Assets in Excess of Liabilities	0.2%
Grand Total	100.0%

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian International Value Fund	April 30, 2011

Portfolio of Investments	(unaudited)

Shares		Value

Common Stocks — 97.6%
Consumer Discretionary — 1.5%
326	Carnival PLC (a)	$13,037
Consumer Staples — 7.9%
198	British American Tobacco PLC (a)	17,464
207	Delhaize Group (a)	17,773
213	Diageo PLC (a)	17,332
536	Unilever PLC (a)	17,457
		70,026
Energy — 20.3%
499	BP PLC (a)	23,024
337	Eni S.p.A. (a)	18,110
262	Ensco PLC (a)	15,620
1,036	Gazprom (a)	17,674
239	Lukoil (a)	16,658
653	Nexen, Inc.	17,259
472	Petroleo Brasileiro SA (a)	17,620
227	Royal Dutch Shell PLC (a)	17,588
635	StatoilHydro ASA (a)	18,612
284	Total SA (a)	18,241
		180,406
Financials — 22.1%
1,140	Allianz SE (a)	17,955
1,408	Banco Bilbao Vizcaya Argentaria, SA (a)	18,036
1,524	Banco Santander SA (a)	18,898
892	Barclays PLC (a)	16,993
267	Deutsche Bank AG (b)	17,440
332	HSBC Holdings PLC (a)	18,084
1,472	ING Groep N.V. (a) (c)	19,416
298	KB Financial Group, Inc. (a)	15,880
3,457	Nomura Holdings, Inc. (a)	17,631
696	Prudential PLC (a)	17,985
2,834	Sumitomo Mitsui Financial Group, Inc. (a)	17,684
		196,002
Health Care — 11.3%
329	AstraZeneca PLC (a)	16,394
241	Covidien PLC	13,421
422	GlaxoSmithKline PLC (a)	18,424
474	Sanofi-Aventis (a)	18,732
299	Smith & Nephew PLC (a)	16,571
371	Teva Pharmaceutical Industries, Ltd. (a)	16,966
		100,508
Industrials — 9.4%
624	ABB, Ltd. (a) (c)	17,154
770	BAE Systems PLC (a)	16,794
417	Chicago Bridge & Iron Co. N.V. (d)	16,905
772	Seaspan Corp.	14,691
124	Siemens AG (a)	18,097
		83,641
Information Technology — 3.4%
1,699	China Digital TV Holding Co., Ltd. (a)	11,519
1,990	Nokia Corp. (a)	18,368
		29,887

Shares		Value

Common Stocks — (Continued)
Materials — 10.9%
175	Agrium, Inc.	$15,825
287	Barrick Gold Corp.	14,640
170	BASF SE (a)	17,503
162	BHP Billiton Ltd. (a)	16,401
988	Minefinders Corp., Ltd. (c)	16,559
1,235	Yamana Gold, Inc.	15,697
		96,625
Telecommunication Services — 9.5%
379	China Mobile Ltd. (a)	17,468
752	Nippon Telegraph & Telephone Corp. (a) (a)	17,409
809	SK Telecom Co., Ltd. (a)	15,355
1,143	Telstra Corp., Ltd. (a)	18,174
550	Vodafone Group PLC (a)	16,016
		84,422
Utilities — 1.3%
189	Cia de Saneamento Basico do Estado de Sao Paulo (a)	11,060
Total Common Stocks (Cost $736,303)		865,614
Cash Equivalents — 0.2%
1,960	Huntington U.S. Treasury Money Market Fund - Trust Shares, 0.010% (e) (f)	1,960
Total Cash Equivalents (Cost $1,960)		1,960
Total Investments (Cost $738,263) — 97.8%		867,574
Other Assets in Excess of Liabilities — 2.2%		19,295
Net Assets — 100.0%		$886,869
(a)	American Depositary Receipt.

(b)	Global Registered Shares.

(c)	Non-income producing security.

(d)	New York Registry.

(e)	Rate disclosed is the seven day yield as of April 30, 2011.

(f)	Investment in affiliate.

PLC	— Public Liability Co.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian International Value Fund	(Continued)

Diversification of Assets

Country	Percentage
Australia	3.9%
Belgium	2.0%
Brazil	3.2%
Canada	9.0%
China	1.3%
Finland	2.1%
France	4.2%
Germany	8.0%
Hong Kong	3.6%
Ireland	1.5%
Israel	1.9%
Italy	2.0%
Japan	6.0%
Netherlands	6.1%
Norway	2.1%
Republic of South Korea	3.5%
Russian Federation	3.9%
Spain	4.2%
Switzerland	1.9%
United Kingdom	27.2%
Total	97.6%
Cash Equivalents	0.2%
Other Assets in Excess of Liabilities	2.2%
Grand Total	100.0%

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian Value Equity Fund	April 30, 2011

Portfolio of Investments	(unaudited)

Shares		Value

Common Stocks — 97.4%
Consumer Discretionary — 9.9%
42	Best Buy Co., Inc.	$1,311
25	Carnival Corp.	952
52	Gap, Inc./The	1,208
47	Mattel, Inc.	1,256
15	Whirlpool Corp.	1,293
		6,020
Consumer Staples — 7.4%
45	Altria Group, Inc.	1,208
18	Kimberly-Clark Corp.	1,189
18	Philip Morris International, Inc.	1,250
78	SUPERVALU, Inc.	878
		4,525
Energy — 17.2%
18	Anadarko Petroleum Corp.	1,421
11	Apache Corp.	1,467
37	BP PLC (a)	1,707
37	Chesapeake Energy Corp.	1,246
18	ConocoPhillips	1,421
25	Marathon Oil Corp.	1,351
18	Transocean, Ltd. (b)	1,309
21	Valero Energy Corp.	594
		10,516
Financials — 22.1%
36	Allstate Corp./The	1,218
22	American Express Co.	1,080
134	Bank of America Corp.	1,646
330	Citigroup, Inc.	1,515
28	Comerica, Inc.	1,062
90	Fifth Third Bancorp	1,194
8	Goldman Sachs Group, Inc./The	1,208
47	Hartford Financial Services Group, Inc./The	1,362
29	JPMorgan Chase & Co.	1,323
21	SunTrust Banks, Inc.	592
44	Wells Fargo & Co.	1,281
		13,481
Health Care — 10.5%
26	Abbott Laboratories	1,353
34	Eli Lilly & Co.	1,258
70	Pfizer, Inc.	1,467
24	UnitedHealth Group, Inc.	1,182
18	Zimmer Holdings, Inc. (b)	1,175
		6,435
Industrials — 8.3%
17	Alliant Techsystems, Inc.	1,201
65	General Electric Co.	1,329
17	L-3 Communications Holdings, Inc.	1,363
47	Pitney Bowes, Inc.	1,154
		5,047

Shares		Value

Common Stocks — (Continued)
Information Technology — 8.6%
72	Cisco Systems, Inc.	$1,264
62	Intel Corp.	1,438
46	Microsoft Corp.	1,197
70	Symantec Corp (b)	1,375
		5,274
Materials — 5.1%
57	Minefinders Corp., Ltd. (b)	955
16	Newmont Mining Corp.	938
97	Yamana Gold, Inc.	1,233
		3,126
Real Estate Investment Trust — 2.0%
50	Hospitality Properties Trust	1,208
Telecommunication Services — 2.1%
42	AT&T, Inc.	1,307
Utilities — 4.2%
42	Ameren Corp.	1,231
48	PPL Corp.	1,317
		2,548
Total Common Stocks (Cost $58,433)		59,487
Cash Equivalents — 1.3%
827	Huntington Conservative Deposit Account, 0.25% (c) (d)	827
Total Cash Equivalents (Cost $827)		827
Total Investments (Cost $59,260) — 98.7%		60,314
Other Assets in Excess of Liabilities — 1.3%		779
Net Assets — 100.0%		$61,093
(a)	American Depositary Receipt.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day yield as of April 30, 2011.

(d)	Investment in affiliate.

PLC — Public Liability Co.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	Dreman High Opportunity Fund	Dreman Contrarian Mid Cap Value Fund	Dreman Contrarian Small Cap Value Fund	Dreman Market Over-Reaction Fund	Dreman Contrarian International Value Fund	Dreman Contrarian Value Equity Fund
Assets:
Investments in securities
At cost—unaffiliated issuers	$101,922,593	$1,081,649	$104,740,617	$7,770,290	$736,303	$58,433
At cost—affiliated issuers	482,299	45,534	3,277,965	17,794	1,960	827

At fair value—unaffiliated issuers	$127,097,609	$1,241,633	$133,336,016	$9,182,197	$865,614	$59,487
At fair value—affiliated issuers	482,299	45,534	3,277,965	17,794	1,960	827
Cash	26,485	—	—	1,210	—	—
Dividends receivable	62,577	1,139	100,578	15,636	4,724	22
Interest receivable	4	—	34	—	—	1
Receivable for investments sold	—	23,079	478,366		14,005	691
Receivable for fund shares sold	259,085	—	201,137	—	—	—
Tax Reclaim receivable	—	—	—	1,318	190
Receivable from Advisor(a)	—	6,096	—	2,708	6,197	1,296
Offering costs	—	—	—	—	—	1,270
Prepaid expenses	41,436	13,213	42,230	12,341	9,349	—
Total assets	127,969,495	1,330,694	137,436,326	9,233,204	902,039	63,594
Liabilities:
Payable for investments purchased	465,427	10,368	715,362	—	7,525	1,202
Payable for fund shares redeemed	54,450	—	82,871	—	—	—
Payable to administrator	13,007	153	25,268	1,328	91	5
Payable to custodian	12,178	625	8,261	763	940	74
Payable to Advisor(a)	37,852	—	68,916	—	—	—
Accrued 12b-1 fees	61	40	59,050	17	285	1
Accrued trustee fees	—	—	—	—	—	65
Other accrued expenses	15,900	7,349	34,742	8,386	6,329	1,154
Total liabilities	598,875	18,535	994,470	10,494	15,170	2,501
Net Assets:	$127,370,620	$1,312,159	$136,441,856	$9,222,710	$886,869	$61,093

Net Assets Consist of:
Paid in capital	$101,652,666	$1,554,285	$102,656,140	$7,480,316	$733,787	$60,000
Accumulated undistributed net investment income/(loss)	33,601	690	123,194	30,929	(403)	13
Accumulated undistributed net realized gain (loss) on investments	509,337	(402,800)	5,067,123	299,558	24,174	26
Net unrealized appreciation on investments	25,175,016	159,984	28,595,399	1,411,907	129,311	1,054
Net Assets:	$127,370,620	$1,312,159	$136,441,856	$9,222,710	$886,869	$61,093

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Statements of Assets and Liabilities (Continued)

April 30, 2011 (Unaudited)

	Dreman High Opportunity Fund	Dreman Contrarian Mid Cap Value Fund	Dreman Contrarian Small Cap Value Fund	Dreman Market Over-Reaction Fund	Dreman Contrarian International Value Fund	Dreman Contrarian Value Equity Fund
Net Assets (unlimited number of shares authorized)
Class A:
Net Assets	$202,116	$51,091	$2,483,661	$15,381	$5,118	$5,091
Shares outstanding	18,928	4,053	114,935	1,704	353	500
Net asset value and redemption price per share(a)	$10.68	$12.61	$21.61	$9.03	$14.49	$10.18

Offering price per share (NAV/0.9425)(b)	$11.33	$13.38	$22.93	$9.58	$15.37	$10.80

Class C:
Net Assets	$634	$15,833	N/A	$611	$5,117	$5,090
Shares outstanding	59	1,267	N/A	68	353	500
Net asset value and offering price per share(a)	$10.75	$12.50	N/A	$9.05	$14.49	$10.18

Minimum redemption price per share (NAV * 0.99)(c)	$10.64	$12.38	N/A	$8.96	$14.35	$10.08

Retail Class:
Net Assets	N/A	N/A	$118,292,132	N/A	N/A	N/A
Shares outstanding	N/A	N/A	5,460,105	N/A	N/A	N/A
Net asset value and offering price per share	N/A	N/A	$21.66	N/A	N/A	N/A

Redemption price per share (NAV * 0.99)(d)	N/A	N/A	$21.44	N/A	N/A	N/A

Institutional Class:(e)
Net Assets	$127,167,870	$1,245,233	$15,666,063	$9,206,718	$876,634	$50,912
Shares outstanding	11,868,029	98,692	721,113	1,016,316	60,472	5,000
Net asset value, offering and redemption price per share	$10.72	$12.62	$21.72	$9.06	$14.50	$10.18

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	The Class A shares of each Fund impose a maximum 5.75% sales charge on purchases.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.
(d)	A redemption fee of 1.00% is charged on shares held less than 60 days.
(e)	Formerly Retail Class for International Value Fund (See Note 1 in the Notes to the Financial Statements).

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Statements of Operations

For the Period Ended April 30, 2011 (unaudited)

	Dreman High Opportunity Fund	Dreman Contrarian Mid Cap Value Fund	Dreman Contrarian Small Cap Value Fund	Dreman Market Over-Reaction Fund	Dreman Contrarian International Value Fund		Dreman Contrarian Value Equity Fund(a)
Investment Income
Dividend income
(Net of foreign withholding tax of $2,422, $22, $130, $10,485, $662, and $-, respectively)	$1,067,196	$10,616	$1,268,609	$114,914	$11,814		$22
Interest income from affiliates	35	1	164	1	1		1
Total Income	1,067,231	10,617	1,268,773	114,915	11,815		23
Expenses
Investment Advisor fee(b)	334,463	4,433	548,555	32,231	3,529		6
12b-1 expense:
Class A(c)	93	58	1,136	14	—	(d)	—	(d)
Class C(c)	4	53	—	3	1		1
Retail Class(e)	—	—	140,903	—	835		—
Administration expenses(b)	91,831	996	130,063	7,496	601		6
Custodian expenses	37,360	1,958	27,129	3,463	4,316		74
Registration expenses	31,103	6,942	18,598	5,237	1,579		—
Legal expenses	16,455	16,455	16,453	16,455	16,949		656
Auditing expenses	7,154	7,153	7,152	7,154	7,159		422
Trustee fees and expenses	2,961	2,928	3,259	3,182	2,928		65
Miscellaneous expenses	2,961	3,547	2,211	4,126	1,021		67
Pricing expenses	1,552	1,967	2,183	3,034	1,227		5
Printing expenses	1,807	463	31,196	326	209		3
24F-2 Fees	2,965	2	56	108	20		—
Insurance expenses	129	127	127	127	127		—
Offering expenses	—	—	—	—	—		7
Total Expenses	530,838	47,082	929,021	82,956	40,501		1,312
Fees waived and expenses reimbursed by Advisor(b)	(139,829)	(41,745)	(141,196)	(46,380)	(34,713)		(1,302)
Other Expenses—overdraft fee	—	—	1	—	—		—
Net operating expenses	391,009	5,337	787,826	36,576	5,788		10
Net Investment Income	676,222	5,280	480,947	78,339	6,027		13
Realized & Unrealized Gain on Investments
Net realized gain on investment securities	1,338,850	85,304	10,365,949	305,333	24,673		26
Change in unrealized appreciation on investment securities	18,914,183	106,826	11,418,023	663,113	88,328		1,054
Net realized and unrealized gain on investment securities	20,253,033	192,130	21,783,972	968,446	113,001		1,080
Net increase in net assets resulting from operations	$20,929,255	$197,410	$22,264,919	$1,046,785	$119,028		$1,093

(a)	Reflects operations for the period from April 25, 2011 (commencement of operations) to April 30, 2011.
(b)	See Note 4 in the Notes to the Financial Statements.
(c)	Class A & C commenced operations on April 25, 2011 for the Dreman Contrarian International Value Fund.
(d)	Rounds to less than $1.
(e)	On April 22, 2011, Retail shares for the International Value Fund changed to Institutional shares. Institutional shares are not charged a 12b-1 fee.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Statements of Changes in Net Assets

	Dreman High Opportunity Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Increase in Net Assets due to:
Operations:
Net investment income	$676,222	$932,678
Net realized gain on investment securities	1,338,850	3,289,365
Change in unrealized appreciation on investment securities	18,914,183	2,187,318
Net increase in net assets resulting from operations	20,929,255	6,409,361
Distributions:
From net investment income, Class A	(670)	(3)
From net investment income, Class C	(1)	(3)
From net investment income, Retail Class	—	—
From net investment income, Institutional Class	(1,447,552)	(400,258)
From net realized gain, Class A	(108)	—
From net realized gain, Class C	(14)	—
From net realized gain, Institutional Class	(2,463,598)	—
Total distributions	(3,911,943)	(400,264)
Capital Transactions—Class A:(a)
Proceeds from shares sold	198,678	500
Reinvestment of distributions	778	3
Amount paid for shares redeemed	(146)	—
Net increase in net assets resulting from capital transactions	199,310	503
Capital Transactions—Class C:(a)
Proceeds from shares sold	350	500
Reinvestment of distributions	14	3
Amount paid for shares redeemed	(350)	—
Net increase in net assets resulting from capital transactions	14	503
Capital Transactions—Retail Class:
Proceeds from shares sold	—	—
Reinvestment of distributions	—	—
Amount paid for shares redeemed	—	—
Proceeds from redemption fees(b)	—	—
Net increase (decrease) in net assets resulting from capital transactions	—	—
Capital Transactions—Institutional Class:
Proceeds from shares sold	26,174,459	57,711,991
Reinvestment of distributions	3,904,631	399,754
Amount paid for shares redeemed	(10,506,572)	(24,405,867)
Net increase (decrease) in net assets resulting from capital transactions	19,572,518	33,705,878
Total Increase in Net Assets	36,789,154	39,715,981
Net Assets:
Beginning of period	90,581,466	50,865,485
End of period	$127,370,620	$90,581,466

Accumulated undistributed net investment income included in net assets at end of period	$33,601	$805,602
(a)	Classes A & C commenced operations on November 20, 2009.
(b)	A redemption fee of 1.00% is charged on shares held less than 60 days.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian Mid Cap Value Fund		Dreman Contrarian Small Cap Value Fund		Dreman Market Over-Reaction Fund
Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

$5,280	$12,155	$480,947	$640,535	$78,339	$165,393
85,304	55,655	10,365,949	8,593,264	305,333	853,812
106,826	85,793	11,418,023	8,144,321	663,113	66,203
197,410	153,603	22,264,919	9,233,799	1,046,785	1,085,408

(405)	(14)	(2,665)	(4)	(332)	(8)
(104)	(14)	—	—	(7)	(7)
—	—	(762,272)	(638,277)	—	—
(10,228)	(21,573)	(107,464)	(131,289)	(180,079)	(116,388)
—	—	—	—	(1,334)	—
—	—	—	—	(48)	—
—	—	—	—	(717,034)	—
(10,737)	(21,601)	(872,401)	(769,570)	(898,834)	(116,403)

—	39,876	2,091,571	300,194	15,000	500
405	14	2,577	4	1,667	8
—	—	(28,149)	(36,787)	(1,607)	—
405	39,890	2,065,999	263,411	15,060	508

23,000	500	—	—	—	500
104	14	—	—	54	7
(10,000)	—	—	—	—	—
13,104	514	—	—	54	507

—	—	13,860,869	49,235,958	—	—
—	—	750,899	631,151	—	—
—	—	(20,853,521)	(30,272,680)	—	—
—	—	11,261	9,271	—	—
—	—	(6,230,492)	19,603,700	—	—

268,756	12,504	2,352,032	5,173,965	—	—
10,189	21,526	4,362	42,974	897,113	116,388
(53,762)	(56,520)	(8,514,153)	(4,072,455)	(39,164)	(30)
225,183	(22,490)	(6,157,759)	1,144,484	857,949	116,358
425,365	149,916	11,070,266	37,620,145	1,021,014	1,086,378

886,794	736,878	125,371,590	87,751,445	8,201,696	7,115,318
$1,312,159	$886,794	$136,441,856	$125,371,590	$9,222,710	$8,201,696

$690	$6,147	$123,193	$514,648	$30,929	$133,008

Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Dreman Contrarian International Value Fund		Dreman Contrarian Value Equity Fund(a)
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)
Increase in Net Assets due to:
Operations:
Net investment income	$6,027	3,463	13
Net realized gain on investment securities	24,673	12,147	26
Change in unrealized appreciation on investment securities	88,328	31,971	1,054
Net increase in net assets resulting from operations	119,028	47,581	1,093
Distributions:
From net investment income, Institutional Class	(9,536)	(4,470)	—
From net realized gain, Class Institutional Class	(11,906)	(24,547)	—
Total distributions	(21,442)	(29,017)	—
Capital Share Transactions—Class A:(b)
Proceeds from shares sold	5,000	—	5,000
Net increase in net assets resulting from capital transactions	5,000	—	5,000
Capital Share Transactions—Class C:(b)
Proceeds from shares sold	5,000	—	5,000
Net increase in net assets resulting from capital transactions	5,000	—	5,000
Capital Share Transactions—Institutional Class:(c)
Proceeds from shares sold	166,050	412,578	50,000
Reinvestment of distributions	20,386	29,017	—
Amount paid for shares redeemed	(24,569)	(4,650)	—
Proceeds from redemption fees(d)	—	10	—
Net increase in net assets resulting from share transactions	161,867	436,955	50,000
Total Increase in Net Assets	269,453	455,519	61,093
Net Assets:
Beginning of period	617,416	161,897	—
End of period	$886,869	$617,416	$61,093

Accumulated undistributed net investment income/(loss) included in net assets at end of period	$(403)	$3,106	$13
(a)	Dreman Contrarian Value Equity Fund commenced operations on April 25, 2011.
(b)	Classes A & C commenced operations on April 25, 2011.
(c)	Formerly Retail Class for International Value Fund (see Note 1 in the Notes to the Financial Statements).
(d)	A redemption fee of 1.00% is charged on shares held less than 60 days.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Statements of Changes in Net Assets (Continued)

Share Transactions

	Dreman High Opportunity Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Share Transactions—Class A: (a)
Shares sold	18,810	58
Shares issued in reinvestment of distributions	75	—	(b)
Shares redeemed	(15)	—
Net increase from share transactions	18,870	58
Share Transactions—Class C: (a)
Shares sold	34	58
Shares issued in reinvestment of distributions	1	—	(b)
Shares redeemed	(34)	—
Net increase from share transactions	1	58
Share Transactions—Institutional Class:
Shares sold	2,581,695	6,425,620
Shares issued in reinvestment of distributions	394,062	44,916
Shares redeemed	(1,015,278)	(2,739,617)
Net increase from share transactions	1,960,479	3,730,919

	Dreman Contrarian Mid Cap Value Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Share Transactions—Class A: (a)
Shares sold	—	4,016
Shares issued in reinvestment of distributions	36	1
Net increase from share transactions	36	4,017
Share Transactions—Class C: (a)
Shares sold	2,154	53
Shares issued in reinvestment of distributions	9	2
Shares redeemed	(951)	—
Net increase from share transactions	1,212	55
Share Transactions—Institutional Class:
Shares sold	22,558	1,211
Shares issued in reinvestment of distributions	897	2,242
Shares redeemed	(4,752)	(5,970)
Net increase (decrease) from share transactions	18,703	(2,517)
(a)	Classes A & C commenced operations on November 20, 2009.
(b)	Shares reinvested amounted to less than 0.500 shares.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Statements of Changes in Net Assets (Continued)

Share Transactions (Continued)

	Dreman Contrarian Small Cap Value Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Share Transactions—Class A: (a)
Shares sold	101,160	17,128
Shares issued in reinvestment of distributions	128	— (b)
Shares redeemed	(1,370)	(2,111)
Net increase from share transactions	99,918	15,017
Share Transactions—Retail Class:
Shares sold	683,518	2,848,526
Shares issued in reinvestment of distributions	37,321	37,105
Shares redeemed	(1,026,836)	(1,765,586)
Net increase (decrease) from share transactions	(305,997)	1,120,045
Share Transactions—Institutional Class:
Shares sold	116,526	296,585
Shares issued in reinvestment of distributions	216	2,526
Shares redeemed	(444,810)	(239,626)
Net increase (decrease) from share transactions	(328,068)	59,485

	Dreman Market Over- Reaction Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Share Transactions—Class A: (a)
Shares sold	1,636	60
Shares issued in reinvestment of distributions	203	1
Shares redeemed	(196)	—
Net increase from share transactions	1,643	61
Share Transactions—Class C: (a)
Shares sold	—	60
Shares issued in reinvestment of distributions	7	1
Net increase from share transactions	7	61
Share Transactions—Institutional Class:
Shares issued in reinvestment of distributions	109,005	13,741
Shares redeemed	(4,486)	(3)
Net increase from share transactions	104,519	13,738
(a)	Classes A & C commenced operations on November 20, 2009.
(b)	Shares reinvested amounted to less than 0.500 shares.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

	Dreman Contrarian International Value Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Share Transactions—Class A: (a)
Shares sold	353	—
Net increase from share transactions	353	—
Share Transactions—Class C: (a)
Shares sold	353	—
Net increase from share transactions	353	—
Share Transactions—Institutional Class:(b)
Shares sold	12,239	34,811
Shares issued in reinvestment of distributions	1,573	2,350
Shares redeemed	(1,769)	(380)
Net increase from share transactions	12,043	36,781

	Dreman Contrarian Value Equity Fund
	Period Ended April 30, 2011 (Unaudited)(c)
Share Transactions—Class A:
Shares sold	500	—
Net increase from share transactions	500	—
Share Transactions—Class C:
Shares sold	500	—
Net increase from share transactions	500	—
Share Transactions—Institutional Class:
Shares sold	5,000	—
Net increase from share transactions	5,000	—
(a)	Classes A & C commenced operations on April 25, 2011.
(b)	Formerly Retail Class (See Note 1 in the Notes to the Financial Statements).
(c)	Dreman Contrarian Value Equity Fund commenced operations on April 25, 2011.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Financial Highlights

Dreman Contrarian Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments		Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
DREMAN HIGH OPPORTUNITY FUND
Class A Shares
2010(b)	$8.68	0.08		0.41		0.49	(0.05)	—	(0.05)
2011(e)	$9.12	0.01		1.91		1.92	(0.13)	(0.23)	(0.36)
Class C Shares
2010(b)	$8.68	0.02		0.41		0.43	(0.05)	—	(0.05)
2011(e)	$9.06	(0.07)		1.94		1.87	(0.01)	(0.23)	(0.24)
Institutional Class
2006	$12.35	0.17		1.87		2.04	(0.17)	(0.32)	(0.49)
2007	$13.90	0.22		1.09		1.31	(0.18)	(0.70)	(0.88)
2008	$14.34	0.19		(6.30)		(6.11)	(0.23)	(0.67)	(0.90)
2009	$7.33	0.10	(h)	0.90		1.00	(0.09)	—	(0.09)
2010	$8.24	0.11	(h)	0.84		0.95	(0.05)	—	(0.05)
2011(e)	$9.14	0.05		1.89		1.94	(0.13)	(0.23)	(0.36)
DREMAN MID CAP VALUE FUND
Class A Shares
2010(b)	$9.37	0.07	(h)	1.35		1.42	(0.26)	—	(0.26)
2011(e)	$10.53	(0.06)		2.24		2.18	(0.10)	—	(0.10)
Class C Shares
2010(b)	$9.37	0.04		1.31		1.35	(0.26)	—	(0.26)
2011(e)	$10.46	0.25		1.89		2.14	(0.10)	—	(0.10)
Institutional Class
2006	$12.66	0.07		2.05		2.12	(0.03)	(1.78)	(1.81)
2007	$12.97	0.06		1.84		1.90	(0.06)	(0.79)	(0.85)
2008	$14.03	0.12		(5.31	)(k)	(5.19)	(0.08)	(1.56)	(1.64)
2009	$7.22	0.15	(h)	1.68		1.83	(0.12)	—	(0.12)
2010	$8.93	0.14	(h)	1.74		1.88	(0.26)	—	(0.26)
2011(e)	$10.55	0.07		2.13		2.20	(0.13)	—	(0.13)
(a)	Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	For the period November 20, 2009 (commencement of operations) to October 31, 2010.
(c)	Not annulized.
(d)	Annualized
(e)	For the six month period ending April 30, 2011 (Unaudited).
(f)	Redemption fees resulted in less than $0.005 per share in each period.
(g)	The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.
(h)	Per share amount has been calculated using the average shares method.
(i)	Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 0.70%. Prior to that date, the expense cap was 1.30%.
(j)	The 12b-1 plan was eliminated effective June 1, 2009. The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.04% higher and each net investment income ratio would have been 0.04% lower.
(k)	Reimbursement of loss on investment violation is reflected. Had this loss not been reimbursed, the Fund’s NAV would have been $0.03 lower and the total return for the year would have been -42.29%.
(l)	Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 1.00%. Prior to that date, the expense cap was 1.40%.
(m)	The 12b-1 plan was eliminated effective June 1, 2009. The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.14% higher and each net investment income ratio would have been 0.14% lower.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Paid in capital from redemption fees		Net Asset Value, end of period	Total return(a)		Net Assets, at end of period (000 omitted)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets before waiver & reimbursement by Advisor		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets before waiver & reimbursement by Advisor		Portfolio Turnover Rate

—		$9.12	5.68	%(c)	$1	0.95	%(d)	1.48	%(d)	0.92	%(d)	0.39	%(d)	25.35%
—		$10.68	21.40	%(c)	$202	0.95	%(d)	1.18	%(d)	0.93	%(d)	0.70	%(d)	4.23%

—		$9.06	4.91	%(c)	$1	1.70	%(d)	2.24	%(d)	1.18	%(d)	(0.36	)%(d)	25.35%
—		$10.69	20.96	%(c)	$1	1.70	%(d)	2.19	%(d)	(1.00	)%(d)	(1.48	)%(d)	4.23%

—	(f)	$13.90	17.02%		$8,502	1.30	%(g)	2.73%		1.41	%(g)	(0.02)%		20.38%
0.01		$14.34	9.81%		$9,381	1.30	%(g)	2.47%		1.56	%(g)	0.39%		24.65%
—	(f)	$7.33	(45.17)%		$4,716	1.30	%(g)	3.19%		1.66	%(g)	(0.24)%		32.62%
—	(f)	$8.24	13.96%		$50,865	0.81	%(i)(j)	1.85%		1.36	%(j)	0.32%		39.48%
—		$9.14	11.59%		$90,580	0.70%		1.19%		1.25%		0.76%		25.35%
—		$10.72	21.65	%(c)	$127,168	0.70	%(d)	0.95	%(d)	1.21	%(d)	0.96	%(d)	4.23%

—		$10.53	15.45	%(c)	$42	1.25	%(d)	15.34	%(d)	0.79	%(d)	(13.29	)%(d)	45.84%
—		$12.61	20.82	%(c)	$51	1.25	%(d)	9.36	%(d)	(1.09	)%(d)	(9.20	)%(d)	31.90%

—		$10.46	14.60	%(c)	$1	2.00	%(d)	16.09	%(d)	0.46	%(d)	(13.63	)%(d)	45.84%
—		$12.50	20.60	%(c)	$16	2.00	%(d)	9.84	%(d)	(0.04	)%(d)	(7.88	)%(d)	31.90%

—	(f)	$12.97	18.59%		$1,732	1.40	%(g)	9.37%		0.57	%(g)	(7.40)%		52.48%
0.01		$14.03	15.37%		$2,605	1.40	%(g)	6.42%		0.46	%(g)	(4.56)%		101.11%
0.02		$7.22	(41.24	)%(k)	$1,279	1.40	%(g)	8.08%		0.97	%(g)	(5.72)%		52.45%
—	(f)	$8.93	25.87%		$737	1.22	%(l)(m)	8.12%		1.96%		(4.94)%		68.94%
—		$10.55	21.39%		$844	1.00%		14.84%		1.48%		(12.36)%		45.84%
—		$12.62	20.97	%(c)	$1,245	1.00	%(d)	8.98	%(d)	1.12	%(d)	(6.86	)%(d)	31.90%

Semi-Annual Report

Financial Highlights (Continued)

Dreman Contrarian Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
Dreman Small Cap Value Fund
Class A Shares
2010(b)	$16.04	0.10	(c)	2.30	2.40	(0.14)	—	(0.14)
2011(f)	$18.30	0.04		3.40	3.44	(0.13)	—	(0.13)
Institutional Class
2007(g)	$18.24	—	(h)	0.62	0.62	—	—	—
2008	$18.86	0.07		(5.35)	(5.28)	(0.03)	—	(0.03)
2009	$13.55	0.10	(c)	1.94	2.04	(0.06)	(0.06)	(0.12)
2010	$15.47	0.14		2.93	3.07	(0.14)	—	(0.14)
2011(f)	$18.40	0.12		3.34	3.46	(0.14)	—	(0.14)
Retail Class
2006	$12.98	0.05		3.85	3.90	(0.06)	—	(0.06)
2007	$16.83	0.02		1.99	2.01	(0.04)	—	(0.04)
2008	$18.83	0.03		(5.34)	(5.31)	(0.03)	—	(0.03)
2009	$13.51	0.07		2.12	2.19	(0.06)	(0.06)	(0.12)
2010	$15.59	0.09		2.80	2.89	(0.13)	—	(0.13)
2011(f)	$18.35	0.08		3.36	3.44	(0.13)	—	(0.13)
Dreman Market Over-Reaction Fund
Class A Shares
2010(b)	$8.33	0.15		0.63	0.78	(0.13)	—	(0.13)
2011(f)	$8.98	0.08	(c)	0.95	1.03	(0.19)	(0.79)	(0.98)
Class C Shares
2010(b)	$8.33	0.09		0.62	0.71	(0.12)	—	(0.12)
2011(f)	$8.92	0.07		0.96	1.03	(0.11)	(0.79)	(0.90)
Institutional Class
2007(n)	$10.00	0.04		0.95	0.99	—	—	—
2008	$10.99	0.10	(c)	(5.11)	(5.01)	(0.07)	(0.25)	(0.32)
2009	$5.66	0.12	(c)	2.21	2.33	(0.07)	—	(0.07)
2010	$7.92	0.18	(c)	1.02	1.20	(0.13)	—	(0.13)
2011(f)	$8.99	0.08		0.97	1.05	(0.19)	(0.79)	(0.98)
(a)	Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	For the period November 20, 2009 (commencement of operations) to October 31, 2010.
(c)	Per share amount has been calculated using the average shares method.
(d)	Not annualized.
(e)	Annualized
(f)	For the six month period ending April 30, 2011 (Unaudited).
(g)	For the period August 22, 2007 (commencement of operations) to October 31, 2007.
(h)	Net investment (loss) resulted in less than $0.005 per share in the period.
(i)	Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 1.00%. Prior to that date, the expense cap was 1.25%.
(j)	The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.
(k)	Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses (excluding 12b-1 expenses) at 1.00%. Prior to that date, the expense cap was 1.50%.
(l)	Effective June 1, 2009, the Advisor discontinued the voluntary waiver of 12b-1 fees. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.12% higher and each net investment income ratio would have been 0.12% lower.
(m)	Redemption fees resulted in less than $0.005 per share in each period.
(n)	For the period April 3, 2007 (commencement of operations) to October 31, 2007.
(o)	Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 0.85%. Prior to that date, the expense cap was 1.55%.
(p)	The 12b-1 plan was eliminated effective June 1, 2009. The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.03% higher and each net investment income ratio would have been 0.03% lower.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Paid in capital from redemption fees		Net Asset Value, end of period	Total return(a)		Net Assets, at end of period (000 omitted)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets before waiver & reimbursement by Advisor		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets before waiver & reimbursement by Advisor		Portfolio Turnover Rate

—		$18.30	15.00	%(d)	$275	1.25	%(e)	1.59	%(e)	0.62	%(e)	0.28	%(e)	35.75%
—		$21.61	18.87	%(d)	$2,484	1.25	%(e)	1.45	%(e)	0.24	%(e)	0.04	%(e)	23.89%

—		$18.86	3.40	%(d)	$756	1.25	%(e)	1.70	%(e)	(0.36	)%(e)	(0.81	)%(e)	83.39%
—		$13.55	(28.05)%		$4,253	1.25%		1.45%		0.50%		0.30%		46.95%
—		$15.47	15.27%		$15,309	1.09	%(i)	2.06%		0.74%		(0.23)%		80.75%
—		$18.40	19.90%		$19,300	1.00%		1.34%		0.79%		0.45%		35.75%
—		$21.72	18.88	%(d)	$15,666	1.00	%(e)	1.22	%(e)	0.33	%(e)	0.12	%(e)	23.89%

0.01		$16.83	30.20%		$14,284	1.50	%(j)	3.49%		0.28	%(j)	(1.71)%		77.43%
0.03		$18.83	12.16%		$41,374	1.50	%(j)	1.77%		0.18	%(j)	(0.09)%		83.39%
0.02		$13.51	(28.14)%		$46,298	1.50	%(j)	1.70%		0.25	%(j)	0.05%		46.95%
0.01		$15.59	16.51%		$72,442	1.38	%(k)	2.18%		0.54	%(l)	(0.26)%		80.75%
—	(m)	$18.35	18.61%		$105,796	1.25%		1.58%		0.53%		0.20%		35.75%
—	(m)	$21.66	18.81	%(d)	$118,292	1.25	%(e)	1.47	%(e)	0.81	%(e)	0.59	%(e)	23.89%

—		$8.98	9.43	%(d)	$1	1.10	%(e)	2.77	%(e)	1.92	%(e)	0.25	%(e)	146.67%
—		$9.03	12.59	%(d)	$15	1.10	%(e)	2.16	%(e)	1.82	%(e)	0.76	%(e)	24.76%

—		$8.92	8.63	%(d)	$1	1.85	%(e)	3.49	%(e)	1.15	%(e)	(0.49	)%(e)	146.67%
—		$9.05	12.53	%(d)	$1	1.85	%(e)	3.08	%(e)	1.82	%(e)	0.59	%(e)	24.76%

—	(m)	$10.99	9.90	%(d)	$796	1.55	%(e)(o)	21.91	%(e)	0.82	%(e)(o)	(19.54	)%(e)	77.29%
—		$5.66	(46.85)%		$663	1.55	%(j)	19.83%		1.10	%(j)	(17.18)%		118.25%
—		$7.92	41.67%		$7,115	0.93	%(o)(p)	4.16%		1.67	%(p)	(1.56)%		103.93%
—		$8.99	15.25%		$8,201	0.85%		2.44%		2.17%		0.58%		146.67%
—		$9.06	12.83	%(d)	$9,207	0.85	%(e)	1.93	%(e)	2.70	%(e)	1.62	%(e)	24.76%

Semi-Annual Report

Financial Highlights (Continued)

Dreman Contrarian Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
DREMAN INTERNATIONAL VALUE FUND
Class A Shares
2011(b)	$14.15	0.01		0.33	0.34	—	—	—
Class C Shares
2011(b)	$14.15	0.01		0.33	0.34	—	—	—
Institutional Class(e)
2008(f)	$10.00	—	(g)	(1.15)	(1.15)	—	—	—
2009	$8.85	0.23	(i)	4.82	5.05	—	—	—
2010	$13.90	0.13	(i)	1.14	1.27	(0.37)	(2.05)	(2.42)
2011(j)	$12.75	0.11		2.05	2.16	(0.18)	(0.23)	(0.41)
DREMAN VALUE EQUITY FUND
Class A Shares
2011(b)	$10.00	—	(g)	0.18	0.18	—	—	—
Class C Shares
2011(b)	$10.00	—	(g)	0.18	0.18	—	—	—
Institutional Class
2011(b)	$10.00	—	(g)	0.18	0.18	—	—	—
(a)	Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	For the period April 25, 2011 (commencement of operations) to April 30, 2011 (Unaudited).
(c)	Not annulized.
(d)	Annualized
(e)	Formerly Retail Class (See Note 1 in the Notes to the Financial Statements).
(f)	For the period October 15, 2008 (commencement of operations) to October 31, 2008.
(g)	Net investment income amounted to less than $0.005 per share.
(h)	The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.
(i)	Per share amount has been calculated using the average shares method.
(j)	For the six month period ending April 30, 2011 (Unaudited).

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Paid in capital from redemption fees	Net Asset Value, end of period	Total return(a)		Net Assets, at end of period (000 omitted)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets before waiver & reimbursement by Advisor		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets before waiver & reimbursement by Advisor		Portfolio Turnover Rate

—	$14.49	2.40	%(c)	$5	1.65	%(d)	15.97	%(d)	4.35	%(d)	(9.96	)%(d)	23.15%

—	$14.49	2.40	%(c)	$5	2.40	%(d)	14.99	%(d)	2.88	%(d)	(9.72	)%(d)	23.15%

—	$8.85	(11.50	)%(c)	$88	1.40	%(d)(h)	268.58	%(d)	(0.27	)%(d)(h)	(267.45	)%(d)	5.54%
—	$13.90	57.06%		$162	1.40	%(h)	69.84%		2.16	%(h)	(66.28)%		229.54%
—	$12.75	9.73%		$617	1.61%		23.01%		1.05%		(20.35)%		32.94%
—	$14.50	17.38	%(c)	$877	1.64	%(d)	11.48	%(d)	1.71	%(d)	(8.13	)%(d)	23.15%

—	$10.18	1.80	%(c)	$5	1.20	%(d)	131.66	%(d)	1.13	%(d)	(129.33	)%(d)	1.16%

—	$10.18	1.80	%(c)	$5	1.95	%(d)	132.33	%(d)	0.38	%(d)	(130.00	)%(d)	1.16%

—	$10.18	1.80	%(c)	$51	0.95	%(d)	131.57	%(d)	(1.39	)%(d)	(129.22	)%(d)	1.16%

Semi-Annual Report

Notes to the Financial Statements

April 30, 2011 (Unaudited)

Note 1. Organization

Dreman High Opportunity Fund (“High Opportunity Fund”), Dreman Contrarian Mid Cap Value Fund (“Mid Cap Value Fund”), Dreman Contrarian Small Cap Value Fund (“Small Cap Value Fund”), Dreman Market Over-Reaction Fund (“Market Over-Reaction Fund”), Dreman Contrarian International Value Fund (“International Value Fund”), and the Dreman Contrarian Value Equity Fund (“Value Equity Fund”) (each a “Fund” and, collectively the “Funds”) were each organized as a diversified series of Dreman Contrarian Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on July 31, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and commonly known as a “mutual fund.” The Funds, with the exception of the International Value Fund and the Value Equity Fund, were previously organized as diversified series of Unified Series Trust (the “Predecessor Funds”). On January 22, 2008, each Predecessor Fund was reorganized in a tax-free transaction as a new portfolio of the Trust. The investment objective of each the High Opportunity Fund and Market Over-Reaction Fund is total return. The investment objective of each of the Mid Cap Value Fund, Small Cap Value Fund, International Value Fund, and the Value Equity Fund is long-term capital appreciation. The investment advisor to each Fund is Dreman Value Management, LLC (the “Advisor”). The High Opportunity Fund commenced operations on November 4, 2003. The Mid Cap Value Fund and the Small Cap Value Fund each commenced operations on December 31, 2003. The Market Over-Reaction Fund commenced operations on April 3, 2007. The International Value Fund commenced operations on October 15, 2008. The Value Equity Fund commenced operations on April 25, 2011.

Each of the High Opportunity Fund, the Mid Cap Fund, the Over-Reaction Fund, the International Value Fund, and the Value Equity Fund offers Class A shares, Class C shares, and Institutional Class shares. On April 22, 2011, Retail shares for the International Value Fund changed to Institutional shares. The Small Cap Fund offers Class A shares, Retail Class shares, and Institutional Class shares. Class A shares are offered with a front-end sales charge, while Class C Shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year. The Retail Class shares impose a 1% redemption fee on all shares redeemed within 60 days of purchase.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation—All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes—The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the period ended April 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. All Funds are subject to examination by U.S. federal tax authorities for the tax years of 2007, 2008, 2009, and 2010.

Expenses—Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board). Class specific expenses are assigned to each specific class of the respective fund.

Security Transactions and Related Income—Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute substantially all of their net investment income on at least an annual basis. The Funds intend to

Semi-Annual Report

distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Note 3. Securities Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities
•

Level 2—other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based, on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, Global Registered securities, New York Registry securities, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price.

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are categorized as Level 3 securities. The escrow rights owned by the Mid Cap Value Fund were valued with considerations that no market exists for the rights and any future payments are not expected.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) and cash equivalents such as the Huntington Conservative Deposit Account, are valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities are classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to

Semi-Annual Report

Notes to the Financial Statements (Continued)

maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2011 while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments	Securities	Other Financial Investments	Securities	Other Financial Investments
High Opportunity Fund
Common Stocks*	$126,854,187	$—	$—	$—	$126,854,187	$—
Exchange Trade Funds	243,422	—	—	—	243,422	—
Cash Equivalents	482,299	—	—	—	482,299	—

Total	127,579,908	—	—	—	127,579,908	—
Mid Cap Value Fund
Common Stocks*	1,241,633	—	—	—	1,241,633	—
Escrow Rights	—	—	—	—	—	—
Cash Equivalents	45,534	—	—	—	45,534	—

Total	1,287,167	—	—	—	1,287,167	—
Small Cap Value Fund
Common Stocks*	133,336,016	—	—	—	133,336,016	—
Cash Equivalents	3,277,965	—	—	—	3,277,965	—

Total	136,613,981	—	—	—	136,613,981	—
Market Over Reaction Fund
Common Stocks*	9,182,197	—	—	—	9,182,197	—
Cash Equivalents	17,794	—	—	—	17,794	—

Total	9,199,991	—	—	—	9,199,991	—
International Value Fund
Common Stocks*	865,614	—	—	—	865,614	—
Cash Equivalents	1,960	—	—	—	1,960	—

Total	867,574	—	—	—	867,574	—
Value Equity Fund
Common Stocks*	59,487	—	—	—	59,487	—
Cash Equivalents	—	—	827	—	827	—

Total	59,487	—	827	—	60,314	—

*	Refer to the Schedule of Investments for industry classifications.

The High Opportunity, Small Cap Value, Market Over-Reaction, International Value, and the Value Equity Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Mid Cap Value Fund held escrow rights, which were valued at $0.00 for the period ended April 30, 2011, and the fiscal years ended October 31, 2010 and October 31, 2009. There were no transactions, income, or changes in valuation for this security during the period ended April 30, 2011.

The Trust recognizes significant transfers between fair value hierarchy levels during the reporting period. There were no significant transfers between all levels as of April 30, 2011.

Note 4. Fees and Other Transactions with Affiliates

Under the terms of the management agreement between the Trust and the Advisor (collectively, the “Agreements”) for each Fund, the Advisor manages each Fund’s investments. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of the average daily net assets of the Funds. The Advisor has contractually agreed to waive its fee and reimburse each Fund’s expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as fees and expenses of other mutual funds in which the Funds may invest) do not exceed a specified percentage of the average daily net assets of each Fund through February 28, 2012. Please see the chart and paragraph for information regarding the management fees, fee waivers, and expenses reimbursed by each Fund for the period ended April 30, 2011 and the amounts owed to the Funds by the Advisor or the amounts owed to the Advisor by the Funds.

Semi-Annual Report

	High Opportunity Fund	Mid Cap Value Fund	Small Cap Value Fund	Market Over-Reaction Fund	International Value Fund	Value Equity Fund
Management fee (as a percent of average net assets)	0.60%	0.85%	0.85%	0.75%	1.00%	0.70%
Expense limitation (as a percent of average net assets)—Class A	0.70%	1.00%	1.00%	0.85%	1.40%	0.95%
Expense limitation (as a percent of average net assets)—Class C	0.70%	1.00%	—	0.85%	1.40%	0.95%
Expense limitation (as a percent of average net assets)—Institutional Class	0.70%	1.00%	1.00%	0.85%	1.40%	0.95%
Expense limitation (as a percent of average net assets)—Retail Class	—	—	1.00%	—	—	—
Management fees earned	$334,463	$4,433	$548,555	$32,231	$3,529	$6
Fees waived and expenses reimbursed	$139,829	$41,745	$141,196	$46,380	$34,713	$1,302
Owed to the Fund by the Advisor	$—	$6,096	$—	$2,708	$6,197	$1,296
Owed to the Advisor by the Fund	$37,852	$—	$68,916	$—	$—	$—

A Trustee of the Trust and an officer of the Trust are owners and officers of the Advisor.

Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation then in place or at the limitation in place at the time of the waiver. At October 31, 2010, the amounts subject to recoupment are as follows:

Fund	Amount	Recoverable through October 31,
High Opportunity Fund	$120,764	2011
	204,530	2012
	367,168	2013
Mid Cap Value Fund	135,425	2011
	79,444	2012
	115,173	2013
Small Cap Value Fund	6,610	2011
	531,369	2012
	374,325	2013
Market Over-Reaction Fund	135,507	2011
	97,244	2012
	121,424	2013
International Value Fund	10,695	2011
	71,843	2012
	70,650	2013

$139,829, $41,745, $141,196, $46,380, $34,713, $1,302 for the High Opportunity Fund, Mid Cap Value Fund, Small Cap Value Fund, Market Over-Reaction Fund and International Value Fund, and Value Equity Fund, respectively, may be subject to potential repayment by the Funds to the Advisor by October 31, 2014.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage each Fund’s business affairs and to provide each Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. The Trust also retains HASI to act as each Fund’s transfer agent and to provide each Fund with fund accounting services. For the period ended April 30, 2011, fees for administrative services and the amounts due to HASI at April 30, 2011 were as follows:

	High Opportunity Fund	Mid Cap Value Fund	Small Cap Value Fund	Market Over-Reaction Fund	International Value Fund	Value Equity Fund
Administration expenses	$91,831	$996	$130,063	$7,496	$601	$6
Payable to HASI	13,007	153	25,268	1,328	91	5

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of each Fund’s investments (the “Custodian”). For the period ended April 30, 2011, the Custodian earned fees for custody services and was owed for those services at April 30, 2011:

	High Opportunity Fund	Mid Cap Value Fund	Small Cap Value Fund	Market Over-Reaction Fund	International Value Fund	Value Equity Fund
Custodian expenses	$37,360	$1,958	$27,129	$3,463	$4,316	$74
Payable to Custodian	12,178	625	8,261	763	940	74

Semi-Annual Report

Notes to the Financial Statements (Continued)

The Funds retain Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Funds’ shares. There were no payments made by the Funds to the Distributor during the period ended April 30, 2011. The Distributor, HASI and the Custodian are controlled by Huntington Bancshares, Inc.

The Funds have adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that the Funds will pay the Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to: 0.25% of the average daily net assets of the Class A shares of the High Opportunity, Mid Cap Value, Small Cap Value, Market Over-Reaction, International Value and the Value Equity Funds; 1.00% (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing Class C shareholders) of the average daily net assets of the Class C shares of the High Opportunity, Mid Cap Value, and Market Over-Reaction, International Value, and Value Equity Funds; and 0.25% of the

average daily net assets of the Retail Class shares of the Small Cap Value and International Value Funds, in connection with the promotion and distribution of shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Funds and/or their Advisor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of the Funds shares, for which the Funds pay the Advisor the 12b-1 fee described above. On April 22, 2011, Retail Class shares for the International Value Fund changed to Institutional Class shares. Institutional Class shares are not charged a 12b-1 fee.

For the period ended April 30, 2011, the Funds accrued the following 12b-1 fees.

	High Opportunity Fund	Mid Cap Value Fund	Small Cap Value Fund	Market Over-Reaction Fund	International Value Fund	Value Equity Fund
12b-1 fees earned—Class A	$93	$58	$1,136	$14	$—	$—
12b-1 fees earned—Class C	4	53	—	3	1	1
12b-1 fees earned—Retail Class	—	—	140,903	—	835	—
12b-1 fees payable by Fund	61	40	59,050	17	285	1

The High Opportunity, Mid Cap Value, Small Cap Value and Market Over-Reaction Funds invest in shares of the Huntington Money Market Fund—Trust shares and the International Value Fund invests in shares of the Huntington U.S. Treasury Money Market Fund—Trust shares. An officer of the Trust is also an officer of the Huntington Funds, the series of Funds these money market funds belong to. The Value Equity Fund invests in the Huntington Conservative Deposit Account, which is affiliated with the Huntington Bancshares, Inc.

For the period ended April 30, 2011, the investments in affiliates were:

Fund	10/31/10 Market Value	Purchases	Sales	4/30/11 Market Value	Income
High Opportunity Fund	$896,660	$7,521,852	$7,936,213	$482,299	$35
Mid Cap Value Fund	18,879	436,743	410,088	45,534	1
Small Cap Value Fund	4,060,777	20,933,606	21,716,418	3,277,965	164
Market Over Reaction Fund	25,021	186,423	193,650	17,794	1
International Value Fund	19,939	224,272	242,251	1,960	1
Value Equity Fund	—	60,000	59,173	827	1

Note 5. Investments Transactions

For the period ended April 30, 2011, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Fund	Purchases	Sales
High Opportunity Fund	$21,321,141	$4,718,518
Mid Cap Value Fund	495,528	322,476
Small Cap Value Fund	30,874,627	40,453,068
Market Over Reaction Fund	2,465,850	2,438,305
International Value Fund	305,133	163,372
Value Equity Fund	59,098	691

Semi-Annual Report

Note	6. Related Party Transactions

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2011, the following owned the Funds:

Fund	% of Fund	Owned by
High Opportunity Fund—Class A	62.86%	Ameritrade Inc.*
High Opportunity Fund—Class A	36.82%	Charles Schwab & Co.**
High Opportunity Fund—Class C	100.00%	Dreman Value Management, LLC*
High Opportunity Fund—Institutional Class	83.59%	MFD Streetside Location**
Mid Cap Value Fund—Class A	63.96%	Mark Roach
Mid Cap Value Fund—Class A	34.68%	Donna J. Lefever
Mid Cap Value Fund—Class C	75.71%	Tufano Mario
Mid Cap Value Fund—Institutional Class	39.26%	Contrarian Services Corp.*
Small Cap Value Fund—Class A	41.87%	Koppol
Small Cap Value Fund—Retail Class	39.48%	National Financial Services Co.**
Small Cap Value Fund—Institutional Class	29.49%	Charles Schwab & Co.**
Market Over-Reaction Fund—Class A	96.00%	Charles Schwab & Co.**
Market Over- Reaction Fund—Class C	100.00%	Dreman Value Management, LLC*
Market Over- Reaction Fund—Institutional Class	68.81%	The Dreman Family 1988 Trust
International Value Fund—Class A	100.00%	Dreman Value Management, LLC*
International Value Fund—Class C	100.00%	Dreman Value Management, LLC*
Value Equity Fund—Class A	100.00%	Dreman Value Management, LLC*
Value Equity Fund—Class C	100.00%	Dreman Value Management, LLC*
Value Equity Fund—Institutional Class	100.00%	Emory Clifton Hoover, Jr.

*	David Dreman is the President of the Advisor and all companies are considered related parties to the Advisor
**	shares held for the benefit of their customers

Note	7. Distributions To Shareholders

On December 30, 2010, the Funds paid distributions to shareholders of record on December 29, 2010.

Fund	Distribution Type	Per Share	Total Distribution
High Opportunity Fund—Class A	Ordinary income	$0.0937	$43
	Short-term capital gain	0.0775	36
	Long-term capital gain	0.1565	72
High Opportunity Fund—Class C	Short-term capital gain	0.0775	4
	Long-term capital gain	0.1565	9
High Opportunity Fund—Institutional Class	Ordinary income	0.0971	1,022,288
	Short-term capital gain	0.0775	815,935
	Long-term capital gain	0.1565	1,647,663
Mid Cap Value Fund—Class A	Ordinary income	0.0973	391
	Short-term capital gain	—	—
	Long-term capital gain	—	—
Mid Cap Value Fund—Class C	Ordinary income	0.1030	104
	Short-term capital gain	—	—
	Long-term capital gain	—	—
Mid Cap Value Fund—Institutional Class	Ordinary income	0.1167	9,160
	Short-term capital gain	—	—
	Long-term capital gain	—	—
Small Cap Value Fund—Class A	Ordinary income	0.1338	2,665
Small Cap Value Fund—Retail Class	Ordinary income	0.1320	762,272
Small Cap Value Fund—Institutional Class	Ordinary income	0.1435	107,464
Market Over-Reaction Fund—Class A	Ordinary income	0.1959	332
	Short-term capital gain	0.7183	1,219
	Long-term capital gain	0.0681	116
Market Over- Reaction Fund—Class C	Ordinary income	0.1120	7
	Short-term capital gain	0.7183	44
	Long-term capital gain	0.0681	4
Market Over- Reaction Fund—Institutional Class	Ordinary income	0.1975	180,079
	Short-term capital gain	0.7183	654,941
	Long-term capital gain	0.0681	62,093

Semi-Annual Report

Notes to the Financial Statements (Continued)

Fund	Distribution Type	Per Share	Total Distribution
International Value Fund, Institutional Class (a)	Ordinary income	$0.1398	$7,168
	Short-term capital gain	0.1715	8,794
	Long-term capital gain	0.0607	3,112

(a)	Formerly Retail Class (See Note 1).

On December 8, 2010, the Board of Trustees approved a quarterly dividend distribution of net investment income for the High Opportunity Fund, Mid Cap Value Fund, Market Over Reaction Fund, and the International Value Fund.

On March 29, 2011, the Funds paid distributions of ordinary income to shareholders of record on March 28, 2011. The Market Over Reaction Fund and Value Equity Fund did not declare a distribution at this time.

Fund	Distribution Type	Per Share	Total Distribution
High Opportunity Fund—Class A	Ordinary income	$0.0332	$626
High Opportunity Fund—Class C	Ordinary income	0.0139	1
High Opportunity Fund—Institutional Class	Ordinary income	0.0359	425,265
Mid Cap Value Fund—Class A	Ordinary income	0.0035	14
Mid Cap Value Fund—Class C	Ordinary income	—	—
Mid Cap Value Fund—Institutional Class	Ordinary income	0.0108	1,068
International Value Fund, Institutional Class (a)	Ordinary income	0.0426	2,367

(a)	Formerly Retail Class (See Note 1).

Note 8. Federal Income Taxes

As of April 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
High Opportunity Fund	$103,233,663	$26,339,272	$(1,993,027)	$24,346,245
Mid Cap Value Fund	1,131,479	198,381	(42,693)	155,688
Small Cap Value Fund	109,642,790	30,596,255	(3,625,064)	26,971,191
Market Over Reaction Fund	7,803,932	1,491,661	(95,602)	1,396,059
International Value Fund	739,408	135,058	(6,892)	128,166
Value Equity Fund	59,260	1,277	(223)	1,054

*	At April 30, 2011, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and income from certain investments.

As of October 31, 2010, the Funds most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
High Opportunity Fund	$1,621,308	$1,647,272	$—	$5,432,062	$8,700,642
Mid Cap Value Fund	5,858	—	(483,519)	48,862	(428,799)
Small Cap Value Fund	504,194	—	(3,664,164)	15,553,168	12,393,198
Market Over Reaction Fund	799,261	62,236	—	732,946	1,594,443
International Value Fund	12,547	3,111	—	39,838	55,496

*	The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and income from certain investments.

At October 31, 2010, the following Funds had available for federal tax purposes unused capital loss carryforwards, which are available for offsets offset against future taxable net capital gains, as follows:

Fund	Amount	Expires
Mid Cap Value Fund	$89,897	2016
Mid Cap Value Fund	393,622	2017
Small Cap Value Fund	3,664,164	2017

The High Opportunity Fund, Mid Cap Value Fund, Small Cap Value Fund, and the Market Over-Reaction Fund utilized loss carryforwards of $850,367, $50,512, $8,161,800, and $104,203, respectively, during the fiscal year ended October 31, 2010.

Semi-Annual Report

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders

The tax character of distributions paid during the fiscal year ended October 31, 2010, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
High Opportunity Fund	$400,264	$—	$400,264	$—	$400,264
Mid Cap Value Fund	21,601	—	21,601	—	21,601
Small Cap Value Fund	769,570	—	769,570	—	769,570
Market Over Reaction Fund	166,403	—	166,403	—	166,403
International Value Fund	29,017	—	29,017	—	29,017

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during the fiscal year ended October 31, 2009, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions
High Opportunity Fund	$59,224	$—	$59,224
Mid Cap Value Fund	20,271		20,271
Small Cap Value Fund	229,929	255,432	485,361
Market Over Reaction Fund	7,440	—	7,440

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

Semi-Annual Report

Board Approval of Investment Advisory Agreements

At an in-person meeting on December 8, 2010, the Board of Trustees (the “Board”) of the Dreman Contrarian Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, unanimously approved the continuation of the investment advisory agreements between Dreman Value Management, LLC (the “Advisor”) and the Trust on behalf of the Dreman High Opportunity Fund, Dreman Contrarian MidCap Value Fund, Dreman Contrarian Small Cap Value Fund, Dreman Market Over-Reaction Fund and Dreman Contrarian International Value Fund (each a “Fund” and collectively, the “Funds”) (each an “Advisory Agreement” and collectively the “Advisory Agreements”).

Prior to the Board meeting, the Trustees were provided with written guidance from counsel to the Independent Trustees (“Independent Counsel”) summarizing the factors and types of information that the Trustees should consider in reviewing and deciding whether to continue the Advisory Agreements and the legal standards applicable to the Trustees’ consideration of the Advisory Agreements. The Trustees also were provided, prior to the meeting, with various reports and other information pertinent to their review of the Advisory Agreements, including certain information specifically requested by the Independent Trustees and provided by management. In addition, at their meetings throughout the year, the Trustees reviewed information on an ongoing basis regarding the Funds, their investment performance and the services furnished by the Advisor under the Advisory Agreements.

At the meeting, the Trustees reviewed with counsel for the Trust and Advisor and Independent Counsel the reports and other information received from the Advisor and the materials provided by Independent Counsel. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to continue the Advisory Agreements. The factors considered by the Board included, but were not limited to: (i) the nature, extent and quality of services provided by the Advisor; (ii) the resources of the Advisor; (iii) the experience and expertise of the Advisor; (iv) the financial capability of the Advisor; (v) the compliance procedures and history of the Advisor; (vi) the performance of the Funds in comparison to relevant benchmarks and similarly managed funds; (vii) the amount of the contractual advisory fee in comparison to similarly managed funds and the effect of any fee waiver and expense reimbursement arrangement; (viii) the total expenses of the Funds in comparison to similarly managed funds and the use of past and anticipated expense caps; (ix) the profitability of the Advisor with respect to the Funds and its overall business; (x) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (xi) the existence of any collateral benefits realized by the Advisor; and (xii) the existence of any collateral benefits realized by the Funds. No one factor was determinative in the Board’s consideration of the Advisory Agreements.

In considering the continuation of the Advisory Agreements, the Board took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with Independent Counsel.

The Board reviewed each Fund’s performance with the comparable classes of mutual funds in a peer group compiled by the Advisor and with the Fund’s selected benchmark index. The Board noted that for the various periods selected since inception, each Fund’s long-term performance, except that of the High Opportunity Fund, exceeded the benchmark index and most, if not all, of the funds in the selected peer group. The Trustees discussed the High Opportunity Fund’s relatively poor performance with the Advisor and the Advisor’s plan for improving performance.

The Board reviewed each Fund’s management fee and overall expense ratio against comparable classes of the selected peer group. The Board noted that while the management fees and expense ratios tended to be higher than those of the Funds in the peer group, they were within an acceptable range. The Board also took into consideration the Advisor’s willingness to contractually agree to waive its management fees and/or reimburse expenses in order to maintain the expense ratios of certain classes of certain Funds at competitive levels. The Trustees also commended the Advisor’s strong brand and compliance program.

Semi-Annual Shareholder Report

The Board considered whether breakpoint fee structures would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Funds’ asset levels. The Board determined to revisit the matter of breakpoints in the future.

Based on all of the information presented to the Board and its consideration of the relevant factors above, the Board concluded that the fee paid to the Advisor by each Fund was reasonable, and in the exercise of its business judgment, determined to approve the continuation of the Advisory Agreement for each Fund.

Semi-Annual Shareholder Report

AVAILABILITY OF PORTFOLIO SCHEDULES

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s web site at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the recent twelve month period ended June 30 are available without charge upon request by (1) calling the Funds at (800) 247-1014 or (2) from Fund documents filed with the Commission on the Commission’s website at www.sec.gov.

TRUSTEES

Brian R. Bruce

David N. Dreman, Trustee Ex-Officio

Clifton Hoover, Jr., Trustee and Secretary

Robert B. Grossman

Robert A. Miller

OFFICERS

R. Jeffrey Young, Chief Executive Officer

Robert Silva, Treasurer and Chief Financial Officer

Yvonne I. Pytlik, Chief Compliance Officer

INVESTMENT ADVISER

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue NW

Washington, DC 20004-2415

LEGAL COUNSEL TO THE TRUSTEES

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not Applicable.

Item 6. Schedule of Investments.

(a)	Not Applicable.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable – Applies to closed-end funds only.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable – Applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable – Applies to closed-end funds only.

Item 10. Submission of Matters to a Vote of Security Holders. Not Applicable

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)        The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – File with Annual Report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                         Dreman Contrarian Funds

By	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date        7/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date        7/7/11

By	/s/ Robert Silva
Robert Silva, Treasurer and Chief Financial Officer

Date        7/7/11